Business Combination (Details Textual)	12 Months Ended
Dec. 31, 2018
Backstop Agreements [Member]
Business Combination (Textual)
Business combination, description	The investors acquired a total of 1,476,436 Class A common stock of DOTA (i.e. "Backstop Shares") for US$15 million.
Draper Oakwood Technology Acquisition, Inc. [Member]
Business Combination (Textual)
Business combination, description	Holders of DOTA Class F Shares cancelled 718,750 Class F Shares of DOTA, which represented 50% of Class F Shares issued. The remaining un-cancelled F Common stockholders swapped their common stocks into ordinary shares of the Company at an agreed basis of 1:1. 4,273,564 shares of DOTA's Class A common stocks were redeemed at a price of US$10.29 per share, for a total redemption amount of U$43,962,000. 602,250 unit purchase options rights were exchanged for 602,250 ordinary shares of the Company. ? DOTA?s promissory note was swapped and immediately converted into 88,459 ordinary shares of Reebonz Holding Limited.
Reebonz Limited [Member]
Business Combination (Textual)
Business combination, description	Reebonz Limited's Ordinary Shareholders swapped their ordinary shares into ordinary shares of the Company at an agreed conversion rate of 0.56 times ordinary shares for every Reebonz Limited ordinary share held. Reebonz Limited's Series A, B, C and D Preference Shareholders swapped their Series A, B, C and D Preference Shares into Preference Shares of the Company on a 1:1 basis which in turn, immediately converted into ordinary shares of the Company at an agreed conversion rate of 0.56 ordinary shares for every Preference Share held. Reebonz Limited's Convertible Loan was swapped into a Convertible Loan with the Company on a 1:1 basis which in turn, was immediately converted into 148,938 ordinary shares of the Company at an issue price of US$10.27.